16. SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR OPERATING LEASES (Details) (USD $)	Jun. 30, 2012
Notes to Financial Statements
2012	$ 57,012
2013	57,012
2014	57,012
2015	58,592
2016	61,752
Beyond	0
Total	$ 291,380